Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Noncontrolling Interests (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Entities 1-3
Noncontrolling Interest [Line Items]
Noncontrolling Interest	99.00%	99.00%	99.00%
Company Ownership	1.00%	1.00%	1.00%
Total	100.00%	100.00%	100.00%
Entity 4
Noncontrolling Interest [Line Items]
Noncontrolling Interest	95.00%	95.00%	95.00%
Company Ownership	5.00%	5.00%	5.00%
Total	100.00%	100.00%	100.00%
Entity 5
Noncontrolling Interest [Line Items]
Noncontrolling Interest	92.00%	92.00%	77.00%
Company Ownership	8.00%	8.00%	23.00%
Total	100.00%	100.00%	100.00%
Entity 6
Noncontrolling Interest [Line Items]
Noncontrolling Interest	77.00%	78.00%	75.00%
Company Ownership	23.00%	22.00%	25.00%
Total	100.00%	100.00%	100.00%
Entity 7
Noncontrolling Interest [Line Items]
Noncontrolling Interest	75.00%	75.00%	70.00%
Company Ownership	25.00%	25.00%	30.00%
Total	100.00%	100.00%	100.00%
Entity 8
Noncontrolling Interest [Line Items]
Noncontrolling Interest	70.00%	70.00%	68.00%
Company Ownership	30.00%	30.00%	32.00%
Total	100.00%	100.00%	100.00%
Entity 9
Noncontrolling Interest [Line Items]
Noncontrolling Interest	68.00%	68.00%	67.00%
Company Ownership	32.00%	32.00%	33.00%
Total	100.00%	100.00%	100.00%
Entity 10
Noncontrolling Interest [Line Items]
Noncontrolling Interest	67.00%	67.00%	58.00%
Company Ownership	33.00%	33.00%	42.00%
Total	100.00%	100.00%	100.00%
Entity 11
Noncontrolling Interest [Line Items]
Noncontrolling Interest	57.00%	52.00%	52.00%
Company Ownership	43.00%	48.00%	48.00%
Total	100.00%	100.00%	100.00%